Interest bearing loans and borrowings - Narrative (Details) - CAD ($) $ in Thousands		12 Months Ended
	Aug. 15, 2022	Oct. 31, 2021	Oct. 31, 2022	Oct. 18, 2021	Oct. 31, 2020
Disclosure of detailed information about borrowings [line items]
Outstanding debt		$ 13,493	$ 12,257
Cash and cash equivalents		14,014	25,084		$ 7,524
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount of loan				$ 25,000
Principle amount, initial withdraw limit				10,000
Principle amount accordion withdrawal				$ 15,000
Amount drawn		4,000
Repayment of outstanding debt		4,000
Revolving Credit Facility [Member] | Repayment by April 1, 2022
Disclosure of detailed information about borrowings [line items]
Repayment of outstanding debt		1,000
Revolving Credit Facility [Member] | Repayment by July 7, 2022
Disclosure of detailed information about borrowings [line items]
Repayment of outstanding debt		$ 3,000
Demand Term Loan, Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount of loan	$ 19,000
Demand Term Loan, Credit Facility [Member] | Prime rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.50%
Demand Term Loan, Credit Facility Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount of loan	$ 12,100
Borrowings, blended periodic payment	240
Demand Term Loan, Credit Facility Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount of loan	6,900
Borrowings, blended periodic payment	$ 137
ConnectFirst loan
Disclosure of detailed information about borrowings [line items]
Amount pledged			$ 5,000